Intangible Assets Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Intangible assets, amortization expenses	$ 26,496	¥ 183,964	¥ 184,147	¥ 127,669
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	1 year	1 year
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	20 years	20 years